                                      2000
                                  SEMI-ANNUAL
                                     REPORT
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company
                           Variable Annuity Account C

PERIOD ENDED JUNE 30, 2000                                    ZURICH KEMPER LOGO

                                       Combined FINANCIAL STATEMENTS (unaudited)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND CONTRACT OWNERS' EQUITY
June 30, 2000 (unaudited)
(IN THOUSANDS)

                                                                              KEMPER
                                                                           TOTAL RETURN
                                                                COMBINED   FUND DIVISION
ASSETS
Investments, at current value                                   $19,294         6,324
----------------------------------------------------------------------------------------
Dividend and other receivables                                        3            --
----------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 19,297         6,324
----------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
  Mortality and expense risk charges                                 16             5
----------------------------------------------------------------------------------------
  Other                                                               6             2
----------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                22             7
----------------------------------------------------------------------------------------
Contract owners' equity                                         $19,275         6,317
----------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
Excess of payments for units redeemed over proceeds from
  units sold                                                    $(76,574)     (13,814)
----------------------------------------------------------------------------------------
Accumulated net investment income                                88,928        16,384
----------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on sales of investments      5,234         3,035
----------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments             1,687           712
----------------------------------------------------------------------------------------
Contract owners' equity                                         $19,275         6,317
----------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

                    KEMPER INCOME                                      KEMPER         KEMPER U.S.
       KEMPER        AND CAPITAL       ZURICH          KEMPER         STRATEGIC       GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME         SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION    FUND DIVISION
        6,230             512            4,469            929             123              707
---------------------------------------------------------------------------------------------------
           --              --                3             --              --               --
---------------------------------------------------------------------------------------------------
        6,230             512            4,472            929             123              707
---------------------------------------------------------------------------------------------------
            5               1                4              1              --               --
---------------------------------------------------------------------------------------------------
            3               0               --              1              --               --
---------------------------------------------------------------------------------------------------
            8               1                4              2              --               --
---------------------------------------------------------------------------------------------------
        6,222             511            4,468            927             123              707
---------------------------------------------------------------------------------------------------
       (8,882)         (3,131)         (39,804)        (4,913)           (534)          (5,496)
---------------------------------------------------------------------------------------------------
       11,231           3,559           44,272          5,993           1,452            6,037
---------------------------------------------------------------------------------------------------
        2,609             114               --             40            (766)             202
---------------------------------------------------------------------------------------------------
        1,264             (31)              --           (193)            (29)             (36)
---------------------------------------------------------------------------------------------------
        6,222             511            4,468            927             123              707
---------------------------------------------------------------------------------------------------

                                       Combined FINANCIAL STATEMENTS (unaudited)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)
(IN THOUSANDS)


                                                                                 KEMPER
                                                                              TOTAL RETURN
                                                                COMBINED      FUND DIVISION
Dividend and capital gain distributions                          $ 311              80
-------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                                98              32
-------------------------------------------------------------------------------------------
Net investment income (loss)                                       213              48
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments                 466             204
-------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) of
    investments                                                   (380)           (268)
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              86             (64)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY RESULTING
  FROM OPERATIONS                                                $ 299             (16)
-------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

                       KEMPER
                     INCOME AND        ZURICH                          KEMPER        KEMPER U.S.
       KEMPER          CAPITAL          MONEY          KEMPER         STRATEGIC      GOVERNMENT
       GROWTH       PRESERVATION       MARKET        HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
          --              20             126              54              6              25
-------------------------------------------------------------------------------------------------
          35               3              17               6              1               4
-------------------------------------------------------------------------------------------------
         (35)             17             109              48              5              21
-------------------------------------------------------------------------------------------------
         306             (10)             --             (26)            (2)             (6)
-------------------------------------------------------------------------------------------------
         (67)              3              --             (50)            (5)              7
-------------------------------------------------------------------------------------------------
         239              (7)             --             (76)            (7)              1
-------------------------------------------------------------------------------------------------
         204              10             109             (28)            (2)             22
-------------------------------------------------------------------------------------------------

                                       Combined FINANCIAL STATEMENTS (unaudited)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
(IN THOUSANDS)

                                                                          COMBINED
                                                                ----------------------------
                                                                SIX MONTHS          YEAR
                                                                  ENDED            ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2000             1999
OPERATIONS
  Net investment income (loss)                                   $   213            1,279
  Net realized gain (loss) on sales of investments                   466              831
  Change in unrealized appreciation (depreciation) of
    investments                                                     (380)             707
--------------------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
      resulting from operations                                      299            2,817
--------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                            63              100
  Net transfers (to) from affiliate or divisions                     161             (299)
  Payments for units redeemed                                     (1,872)          (3,953)
--------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
      unit transactions                                           (1,648)          (4,152)
--------------------------------------------------------------------------------------------
  Total increase (decrease) in contract owners' equity            (1,349)          (1,335)
--------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of period                                             20,624           21,959
--------------------------------------------------------------------------------------------
  End of period                                                  $19,275           20,624
--------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY (CONTINUED)
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
(IN THOUSANDS)

                                                                    ZURICH MONEY MARKET
                                                                       FUND DIVISION
                                                                ----------------------------
                                                                SIX MONTHS          YEAR
                                                                  ENDED            ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2000             1999
OPERATIONS
  Net investment income (loss)                                    $  109             182
  Net realized gain (loss) on sales of investments                    --              --
  Change in unrealized appreciation (depreciation) of
    investments                                                       --              --
--------------------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
      resulting from operations                                      109             182
--------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                                            10              38
  Net transfers (to) from affiliate or divisions                     (43)            (62)
  Payments for units redeemed                                       (183)           (848)
--------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
      unit transactions                                             (216)           (872)
--------------------------------------------------------------------------------------------
  Total increase (decrease) in contract owners' equity              (107)           (690)
--------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
  Beginning of period                                              4,575           5,265
--------------------------------------------------------------------------------------------
  End of period                                                   $4,468           4,575
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

   KEMPER TOTAL RETURN            KEMPER GROWTH          KEMPER INCOME AND CAPITAL
      FUND DIVISION               FUND DIVISION         PRESERVATION FUND DIVISION
-------------------------   -------------------------   ---------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS        YEAR
  ENDED         ENDED         ENDED         ENDED          ENDED          ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
   2000          1999          2000          1999          2000           1999
     48            386          (35)           486           17             38
    204            488          306            368          (10)             2
   (268)            30          (67)           903            3            (73)
-----------------------------------------------------------------------------------
    (16)           904          204          1,757           10            (33)
-----------------------------------------------------------------------------------
     21             42           27             13           --             --
   (104)            (3)         492            (29)         (91)             1
   (553)        (1,548)        (703)        (1,024)        (157)           (87)
-----------------------------------------------------------------------------------
   (636)        (1,509)        (184)        (1,040)        (248)           (86)
-----------------------------------------------------------------------------------
   (652)          (605)          20            717         (238)          (119)
-----------------------------------------------------------------------------------
  6,969          7,574        6,202          5,485          749            868
-----------------------------------------------------------------------------------
  6,317          6,969        6,222          6,202          511            749
-----------------------------------------------------------------------------------

    KEMPER HIGH YIELD        KEMPER STRATEGIC INCOME     KEMPER U.S. GOVERNMENT
      FUND DIVISION               FUND DIVISION         SECURITIES FUND DIVISION
-------------------------   -------------------------   -------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
   2000          1999          2000          1999          2000          1999
     48           125            5            12             21            50
    (26)           (2)          (2)          (19)            (6)           (6)
    (50)         (103)          (5)            2              7           (52)
---------------------------------------------------------------------------------
    (28)           20           (2)           (5)            22            (8)
---------------------------------------------------------------------------------
      5             7           --            --             --            --
    (86)         (120)          (7)           (1)            --           (85)
   (168)         (262)          --           (80)          (108)         (104)
---------------------------------------------------------------------------------
   (249)         (375)          (7)          (81)          (108)         (189)
---------------------------------------------------------------------------------
   (277)         (355)          (9)          (86)           (86)         (197)
---------------------------------------------------------------------------------
  1,204         1,559          132           218            793           990
---------------------------------------------------------------------------------
    927         1,204          123           132            707           793
---------------------------------------------------------------------------------

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

1
     GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. KILICO and Kemper
                             Corporation are wholly-owned subsidiaries of Zurich
                             Financial Services ("ZFS"). ZFS is owned by Zurich
                             Allied A.G. and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively.
                             Zurich Allied A.G. is listed on the Swiss Market
                             Index (SMI). Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.

                             The Separate Account is divided into seven divisions and each division invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 2000.

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (central time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, as modified by Revenue Procedure 99-44, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980. This ruling does not apply in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and excluding Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

--------------------------------------------------------------------------------

2
     SUMMARY
     OF INVESTMENTS          Investments, at cost, at June 30, 2000, are as
                             follows (in thousands):

                                                                                                 SHARES
                                                             INVESTMENTS                         OWNED      COST
                                       --------------------------------------------------------  ------    -------
                                       Kemper Total Return Fund Division.......................    556     $ 5,612
                                       Kemper Growth Fund Division.............................    323       4,966
                                       Kemper Income and Capital Preservation Fund Division....     65         543
                                       Zurich Money Market Fund Division.......................  4,469       4,469
                                       Kemper High Yield Fund Division.........................    140       1,122
                                       Kemper Strategic Income Fund Division...................     25         152
                                       Kemper U.S. Government Securities Fund Division.........     86         743
                                       ---------------------------------------------------------------------------
                                       TOTAL INVESTMENTS                                                   $17,607
                                       ---------------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment-grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                             KEMPER STRATEGIC INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3
     TRANSACTIONS WITH
     AFFILIATES              KILICO assumes the mortality risks associated with
                             the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4
     NET TRANSFERS (TO)
     FROM AFFILIATE OR
     DIVISIONS               Net transfers (to) from affiliate or divisions
                             include transfers of all or part of the contract owner's interest to or from another Fund or to the general account of KILICO.

--------------------------------------------------------------------------------

5
     CONTRACT OWNERS'
     EQUITY The contract owners' equity is affected by the investment results of each Fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             Contract owners' equity at June 30, 2000, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                            CONTRACT
                                                                                        NUMBER     UNITS    OWNERS'
                                               SEPARATE ACCOUNT FUND DIVISION          OF UNITS    VALUE     EQUITY
                                        KEMPER TOTAL RETURN FUND
                                        Qualified                                         714     $ 8.575   $ 6,120
                                        Nonqualified                                       23       8.580       197
                                       -----------------------------------------------------------------------------
                                                                                                              6,317
                                       -----------------------------------------------------------------------------
                                        KEMPER GROWTH FUND
                                        Qualified                                         490      12.317     6,036
                                        Nonqualified                                       15      12.285       186
                                       -----------------------------------------------------------------------------
                                                                                                              6,222
                                       -----------------------------------------------------------------------------
                                        KEMPER INCOME AND CAPITAL PRESERVATION FUND
                                        Qualified                                         101       5.071       511
                                       -----------------------------------------------------------------------------
                                        ZURICH MONEY MARKET FUND
                                        Qualified                                       1,306       3.341     4,363
                                        Nonqualified                                       31       3.341       105
                                       -----------------------------------------------------------------------------
                                                                                                              4,468
                                       -----------------------------------------------------------------------------
                                        KEMPER HIGH YIELD FUND
                                        Qualified                                         130       6.130       799
                                        Nonqualified                                       20       6.290       128
                                       -----------------------------------------------------------------------------
                                                                                                                927
                                       -----------------------------------------------------------------------------
                                        KEMPER STRATEGIC INCOME FUND
                                        Qualified                                          37       3.345       123
                                       -----------------------------------------------------------------------------
                                        KEMPER U.S. GOVERNMENT SECURITIES FUND
                                        Qualified                                         129       4.703       609
                                        Nonqualified                                       20       4.887        98
                                       -----------------------------------------------------------------------------
                                                                                                                707
                                       -----------------------------------------------------------------------------
                                          TOTAL CONTRACT OWNERS' EQUITY                                     $19,275
                                       -----------------------------------------------------------------------------

Distributed by

Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
ZURICH KEMPER LOGO              Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797   [RECYCLE LOGO] PRINTED ON RECYCLED
                                                            PAPER  L-5759
(8/00)